Current and Deferred Income Taxes - Components of future tax assets and deferred tax liabilities (Detail) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Non-capital losses carried forward	$ 10,823,529	$ 9,416,047
Capital losses carried forward	17,925	17,925
Financing costs		5,512
Scientific research and development	534,398	396,758
Scientific research and development - ITC	484,135	354,411
Deferred tax assets	11,859,987	10,190,653
Deferred tax liabilities:
Scientific research and development - ITC	(81,386)	(61,230)
Gross future tax assets	11,778,601	10,129,423
Valuation allowance	(11,778,601)	(10,129,423)
Net future tax assets